UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Bank & Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Bank and Thrift Opportunity Fund

1.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating          ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 0.08%                                                                                                             $932,470
(Cost $770,000)

Regional Banks 0.08%                                                                                                     932,470
CSBI Capital Trust I
Sub Cap Income Ser A (B)(G)                                          11.750   06-06-2027   B-                770         932,470

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 83.58%                                                                                                $924,719,835
(Cost $391,473,417)

Asset Management & Custody Banks 5.19%                                                                                57,393,390
Affiliated Managers Group, Inc. (MA) (I)(L)                                                              245,750      15,583,008
Bank of New York Co., Inc. (The) (NY)                                                                    313,000       9,299,230
Federated Investors, Inc. (Class B) (PA)                                                                  30,000         881,400
Legg Mason, Inc. (MD)                                                                                    198,750      15,349,462
Mellon Financial Corp. (PA)                                                                              330,000       9,685,500
Northern Trust Corp. (IL) (L)                                                                             70,000       3,054,800
State Street Corp. (MA)                                                                                   79,000       3,539,990

Consumer Finance 0.24%                                                                                                 2,658,000
MBNA Corp. (DE)                                                                                          100,000       2,658,000

Diversified Banks 12.76%                                                                                             141,201,180
Bank of America Corp. (NC)                                                                               634,670      29,429,648
Comerica, Inc. (MI)                                                                                      447,400      25,886,564
U.S. Bancorp. (MN)                                                                                       941,041      28,278,282
Wachovia Corp. (NC)                                                                                      536,321      29,417,207
Wells Fargo & Co. (CA)                                                                                   459,861      28,189,479

Life & Health Insurance 0.67%                                                                                          7,368,600
MetLife, Inc. (NY)                                                                                       104,000       4,134,000
Prudential Financial, Inc. (NJ)                                                                           60,000       3,234,600

Other Diversified Financial Services 3.85%                                                                            42,548,902
Citigroup, Inc. (NY)                                                                                     505,925      24,815,621
JPMorgan Chase & Co. (MA)                                                                                475,041      17,733,281

Regional Banks 54.96%                                                                                                608,161,438
ABC Bancorp. (GA)                                                                                         65,400       1,330,236
Alabama National Bancorp. (AL)                                                                           142,500       8,870,625
AmericanWest Bancorp. (WA) (I)                                                                           357,921       6,804,078
AmSouth Bancorp. (AL) (L)                                                                                 95,879       2,391,222
Banknorth Group, Inc. (ME)                                                                               682,688      24,481,192
BB&T Corp. (NC)                                                                                          344,846      13,611,072
Beverly National Corp. (MA)                                                                               47,500       1,287,250
BOK Financial Corp. (OK) (I)                                                                             117,208       4,935,629
Camden National Corp. (ME)                                                                               140,000       5,215,000
Capital City Bank Group, Inc. (FL)                                                                        59,635       2,327,554
Cardinal Financial Corp. (VA) (I)                                                                         86,200         906,824
Cascade Bancorp. (OR)                                                                                    194,272       3,784,419
Chittenden Corp. (VT)                                                                                    175,245       4,750,892
City Holding Co. (WV)                                                                                     41,600       1,369,680
City National Corp. (CA)                                                                                 224,427      15,662,760
CoBiz, Inc. (CO)                                                                                           8,650         176,287
Colonial BancGroup, Inc. (The) (AL)                                                                      585,200      11,809,336
Columbia Bancorp. (MD)                                                                                    90,000       3,069,000
Columbia Bancorp. (OR)                                                                                    13,250         238,500
Columbia Banking System, Inc. (WA)                                                                        29,645         698,140
Commercial Bankshares, Inc. (FL)                                                                          63,702       2,432,142
Community Bancorp. (NV) (I)                                                                               10,790         302,336
Community Banks, Inc. (PA)                                                                               105,055       2,874,305
Compass Bancshares, Inc. (AL)                                                                            580,857      27,201,533
Cullen/Frost Bankers, Inc. (TX)                                                                           20,000         939,200
Dearborn Bancorp., Inc. (MI) (I)                                                                          39,343       1,150,783
Desert Community Bank (CA)                                                                               137,500       3,713,875
DNB Financial Corp. (PA)                                                                                  69,121       2,004,509
East West Bancorp., Inc. (CA) (L)                                                                        540,000      21,027,600
EuroBancshares, Inc. (Puerto Rico) (I)                                                                    87,830       1,636,273
F.N.B. Corp. (PA)                                                                                         90,049       1,781,169
Fifth Third Bancorp. (OH) (L)                                                                            514,540      23,910,674
Financial Institutions, Inc. (NY)                                                                         73,000       1,692,870
First Charter Corp. (NC)                                                                                  52,200       1,197,990
First Horizon National Corp. (TN) (L)                                                                    156,650       6,668,591
First Midwest Bancorp., Inc. (IL)                                                                         19,000         655,500
First National Lincoln Corp. (ME)                                                                        146,499       2,527,108
First Regional Bancorp. (CA)                                                                             100,000       6,225,000
First Regional Bancorp. (CA) (I)                                                                          50,000       3,112,500
First State Bancorp. (NM)                                                                                 65,000       2,457,650
FirstMerit Corp. (OH)                                                                                      2,950          78,175
Fulton Financial Corp. (PA) (L)                                                                          106,803       2,331,509
Glacier Bancorp., Inc. (MT)                                                                              294,231       9,377,142
Harleysville National Corp. (PA)                                                                         137,776       3,491,244
Hibernia Corp. (Class A) (LA)                                                                            230,000       6,053,600
Independent Bank Corp. (MI)                                                                              308,105       9,480,391
International Bancshares Corp. (TX)                                                                      160,270       6,136,738
KeyCorp (OH) (L)                                                                                         320,000      10,694,400
M&T Bank Corp. (NY) (L)                                                                                  238,657      24,428,931
Marshall & Ilsley Corp. (WI) (L)                                                                         568,795      24,350,114
MB Financial, Inc. (IL)                                                                                  105,000       4,167,450
Mercantile Bankshares Corp. (MD) (L)                                                                     209,500      10,606,985
Merrill Merchants Bankshares, Inc. (ME)                                                                   73,687       1,657,957
Mid-State Bancshares (CA)                                                                                 50,000       1,410,500
National City Corp. (DE) (L)                                                                             550,688      19,576,958
North Fork Bancorp., Inc. (NY)                                                                           964,542      27,682,355
Northrim Bancorp., Inc. (AK)                                                                              70,053       1,667,962
Oriental Financial Group, Inc. (Puerto Rico)                                                              20,234         570,599
Pacific Capital Bancorp. (CA)                                                                            364,354      11,178,381
Placer Sierra Bancshares (CA)                                                                             14,550         375,084
PNC Financial Services Group, Inc. (PA) (L)                                                              418,500      22,544,595
Prosperity Bancshares, Inc. (TX)                                                                         120,000       3,333,600
Provident Bankshares Corp. (MD)                                                                          165,058       5,458,468
Regions Financial Corp. (AL) (L)                                                                         127,390       4,076,480
Republic Bancorp., Inc. (MI)                                                                               3,300          47,091
S&T Bancorp., Inc. (PA)                                                                                  154,700       5,702,242
Sandy Spring Bancorp., Inc. (MD)                                                                           9,500         350,027
Security Bank Corp. (GA)                                                                                  35,000       1,435,000
Sky Financial Group, Inc. (OH)                                                                           234,850       6,237,616
SNB Bancshares, Inc. (TX) (I)                                                                             94,340       1,149,061
Southwest Bancorp. of Texas, Inc. (TX)                                                                   520,660      10,293,448
Southwest Bancorp., Inc. (OK)                                                                              9,000         198,090
Summit Bancshares, Inc. (TX)                                                                             279,000       5,061,060
SunTrust Banks, Inc. (GA) (L)                                                                            346,826      24,978,409
Synovus Financial Corp. (GA) (L)                                                                         450,000      12,208,500
Taylor Capital Group, Inc. (IL)                                                                          213,200       6,956,716
TCF Financial Corp. (MN) (L)                                                                             428,016      12,031,530
Texas United Bancshares, Inc. (TX)                                                                        47,100         878,415
TriCo Bancshares (CA)                                                                                     53,000       1,167,590
UCBH Holdings, Inc. (CA) (L)                                                                             200,000       8,814,000
Umpqua Holdings Corp. (OR)                                                                               177,901       4,319,436
Univest Corp. (PA)                                                                                       136,812       5,848,713
Valley National Bancorp. (NJ) (L)                                                                        149,892       3,867,214
Vineyard National Bancorp., Co. (CA) (B)                                                                 107,176       2,969,954
Vineyard National Bancorp., Co. (CA) (I)                                                                 150,000       4,618,500
Virginia Commerce Bancorp., Inc. (VA) (I)                                                                 13,337         368,368
West Coast Bancorp. (OR)                                                                                  67,583       1,640,915
Whitney Holding Corp. (LA)                                                                               106,500       4,854,270
Wilmington Trust Corp. (DE)                                                                              350,000      12,169,500
Yardville National Bancorp. (NJ)                                                                          97,400       3,087,580
Zions Bancorp. (UT) (L)                                                                                  426,825      28,947,271

Specialized Finance 0.37%                                                                                              4,061,222
CIT Group, Inc. (NJ)                                                                                     100,600       4,061,222

Thrifts & Mortgage Finance 5.54%                                                                                      61,327,103
Astoria Financial Corp. (NY)                                                                              71,910       2,706,692
Commercial Capital Bancorp., Inc. (CA) (I)                                                               450,000       8,950,500
Countrywide Financial Corp. (CA) (L)                                                                     406,000      15,022,000
Freddie Mac (VA)                                                                                         140,000       9,140,600
Hingham Institute for Savings (MA)                                                                        80,000       3,400,000
LSB Corp. (MA)                                                                                            65,000       1,212,250
New York Community Bancorp, Inc. (NY)                                                                     40,000         713,200
NewAlliance Bancshares, Inc. (CT) (I)                                                                     12,581         187,079
PennFed Financial Services, Inc. (NJ) (I)                                                                313,600       4,998,784
Sovereign Bancorp, Inc. (PA)                                                                              30,000         682,200
Washington Mutual, Inc. (WA)                                                                             276,812      11,169,364
Webster Financial Corp. (CT)                                                                              70,110       3,144,434

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Rights 0.00%                                                                                                             $37,512
(Cost $0)

Regional Banks 0.00%                                                                                                      37,512
Vineyard National Bancorp., Co. (CA) (B)                                                                  26,794          37,512

                                                                                           Interest    Par value
Issuer, description, maturity date                                                         rate (%)        ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 16.34%                                                                                       $180,814,652
(Cost $180,814,652)

Certificates of Deposit 0.01%                                                                                             80,783

Deposits in mutual banks                                                                                                  80,783

Joint Repurchase Agreement 0.64%                                                                                       7,076,000
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. - Dated
01-31-05 due 02-01-05 (secured by U.S. Treasury
Inflation Indexed Notes 1.625% due 01-15-15 and
1.875% due 07-15-13)                                                                       2.450           7,076       7,076,000

                                                                                                          Shares
---------------------------------------------------------------------------------------------------------------------------------
Cash Equivalents 15.69%                                                                                              173,657,869
AIM Cash Investment Trust (T)                                                                         173,657,869    173,657,869

Total investments 100.00%                                                                                         $1,106,504,469


John Hancock
Bank and Thrift Opportunity Fund
Footnotes to Schedule of Investments
January 31, 2005 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on January 31, 2005, including short-term investments, was $573,058,069. Gross unrealized appreciation and depreciation of investments aggregated $534,148,161 and $701,761, respectively, resulting in net unrealized appreciation of $533,446,400.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: BTO


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1  1/05
       3/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    March 29, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    March 29, 2005